Investment Securities - Schedule of Amortized Cost and Fair Value by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost
Due in one year or less	$ 4,275
Due after one year through five years	19,715
Due after five years through ten years	37,506
Due after ten years	103,333
Total	164,829
Mortgage-backed securities	84,729
Total Amortized Cost	249,558	$ 215,908
Fair Value
Due in one year or less	4,270
Due after one year through five years	19,480
Due after five years through ten years	34,431
Due after ten years	82,361
Total	140,542
Mortgage-backed securities	78,110
Fair Value	$ 218,652	$ 188,742